Financial and capital risk management - Effects of derivatives on statement of financial position and Net exposure (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial instruments classification
Current assets	$ 214	$ 134
Non-current assets	208	66
Current liabilities	204	328
Non-current liabilities	521	689
Derivative financial assets (liabilities)	(303)	(817)
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Financial instruments classification
Current assets	108	7
Non-current assets	192	50
Current liabilities	146	251
Non-current liabilities	511	689
Derivative financial assets (liabilities)	(357)	(883)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. US$ fixed and floating rate swap
Financial instruments classification
Current assets	1
Non-current assets	1
Current liabilities	96	111
Non-current liabilities	408	525
Derivative financial assets (liabilities)	(502)	(636)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Financial instruments classification
Current assets	9	7
Non-current assets	42	38
Current liabilities		72
Non-current liabilities	92	100
Derivative financial assets (liabilities)	(41)	(127)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Financial instruments classification
Non-current assets		3
Current liabilities		4
Derivative financial assets (liabilities)		(1)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre-dollar swap and forward (NDF)
Financial instruments classification
Current assets	98
Non-current assets	144	9
Current liabilities	48	63
Non-current liabilities	9	58
Derivative financial assets (liabilities)	185	(112)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Libor swap
Financial instruments classification
Non-current assets	5
Current liabilities	2	1
Non-current liabilities	2	6
Derivative financial assets (liabilities)	1	(7)
Derivatives not designated as hedge | Commodities price risk
Financial instruments classification
Current assets	106	127
Non-current assets	1
Current liabilities	48	59
Non-current liabilities	10
Derivative financial assets (liabilities)	49	68
Derivatives not designated as hedge | Commodities price risk | Base metals products
Financial instruments classification
Current assets	6	30
Non-current assets	1
Current liabilities	46	46
Derivative financial assets (liabilities)	(39)	(16)
Derivatives not designated as hedge | Commodities price risk | Gasoil Brent and Freight
Financial instruments classification
Current assets	100	97
Current liabilities		13
Derivative financial assets (liabilities)	100	84
Derivatives not designated as hedge | Commodities price risk | Thermal coal
Financial instruments classification
Current liabilities	2
Non-current liabilities	10
Derivative financial assets (liabilities)	(12)
Derivatives not designated as hedge | Others
Financial instruments classification
Non-current assets	15	16
Derivative financial assets (liabilities)	5	(2)
Derivatives not designated as hedge | Others | Others
Financial instruments classification
Non-current assets	15	16
Current liabilities	10	18
Derivative financial assets (liabilities)	$ 5	$ (2)